Held-for-Sale Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Current Non-Financial Assets Held-for-Sale

These held-for-sale current non-financial assets consisted of the following:

	December 31, 2018
Plants	Ps.	712,246
Pipelines		143,434
Buildings		116,868
Lands		92,400
Telecommunications equipment		6,311
Oher assets		1,278

	Ps.	1,072,537